EQUITY TRANSACTIONS	12 Months Ended
Oct. 31, 2011
Notes to Financial Statements
EQUITY TRANSACTIONS

NOTE 7. EQUITY TRANSACTIONS

Common Stock

During the period starting February 18, 2011, WMTN entered into Subscription Agreements with accredited investors totaling $1,139,329 net of issuance costs. WMTN agreed to issue 2,361,095 shares of restricted WMTN common stock at an average price of $0.50 and 3,361,095 warrants to purchase common stock. The warrants expire February 17, 2014 and are exercisable at $0.75 per share. WMTN agreed to file a registration statement with the SEC with regard to the shares issuable upon exercise of the warrants within ninety days on a best efforts basis. The common stock shares do not have registration rights.

During August-October, 2011, the Company signed Subscription Agreements with four additional Accredited investors for $525,100 and issued 190,946 shares of restricted common stock at $2.75 per share. The restricted common stock does not have registration rights. In addition, the Company issued warrants for 190,946 shares at $4.25 per share. The warrants expire by August to October, 2014 and do not have registration rights. The warrants may be called by the Company if it has registered the sale of the underlying shares with the SEC and a closing price of $4.00 or more for the Company’s common stock has been sustained for five trading days. A notice filing under Regulation D was filed with the SEC in September 2011.

WMTN issued to Ben Porterfield 500,000 shares of WMTN restricted common stock for the purchase of mining claims know as Fish Creek. The common stock was recorded as Contractual Rights and valued at $250,000.

On June 1, 2011, Gregory Schifrin and James Baughman converted $30,000 of accrued payroll into 60,000 shares of WMTN common stock at $0.50 per share.

On June 1, 2011, Accredited Members, Inc. converted $84,000 of debt into 168,000 of WMTN common stock at $0.50 per share.

On August 24, 2011, the Company granted 686,000 shares of restricted common stock to officers and directors that were valued at $222,200. A notice filing under Regulation D was filed with the SEC on September 1, 2011 with regard to this stock issuance.

On February 18, 2011, WMTN entered into a Stock Purchase Agreement with TMC related to the acquisition of Terra Gold Corporation (“TGC”), a wholly owned subsidiary of TMC. Under the terms of the Stock Purchase Agreement, WMTN acquired 100% of TGC by assuming $500,000 in debt plus accrued interest of $7,685 owed to BOCO Investments LLC (“BOCO”).During the year ended October 31, 2011, this debt was converted into 1,000,000 share of common stock and accrued interest was waived.

Warrants

On February 18, 2011, WMTN entered into a Consulting Agreement with Capital Peak Partners LLC (“CPP and CPP Agreement”). Under the terms of the CPP Agreement, CPP agreed to advise WMTN on the acquisition of TMC, funding of WMTN and strengthening the WMTN balance sheet during the period ending February 17, 2012. CPP received a Warrant for 1,800,000 shares at $0.001 per share. The warrant was valued at $900,000 ($0.50 per share) using the Black-Scholes-Merton option valuation model. WMTN agreed to file a registration statement with the SEC with regard to the shares issuable upon exercise of the warrant within ninety days on a best efforts basis. On June 13, 2011, the warrants were exercised.

On February 18, 2011, WMTN entered into a Consulting Agreement with WestMountain Asset Management, Inc. (“WASM” and “WASM Agreement”), a WMTN shareholder affiliated with BOCO Investments LLC. Under the terms of the WASM Agreement, WASM agreed to advise WMTN on the acquisition of TMC, funding of WMTN and strengthening the WMTN balance sheet during the period ending December 31, 2011. WASM received a Warrant for 925,000 shares at $.001 per share.  WMTN agreed to file a registration statement with the SEC with regard to the shares issuable upon exercise of the warrant within ninety days on a best efforts basis. On August 10, 2011, WASM exercised a portion of the warrant and 866,000 shares of WMTN common stock were issued. On November 15, 2011, WASM exercised a portion of the warrant and 7,000 shares of WMTN common stock were issued.

WMTN issued warrants to the TMC founder investors Gregory Schifrin and James Baughman for 300,000 and 200,000 shares of WMTN common stock, respectively. WMTN issued warrants to other TMC founder investors for 490,000 shares of common stock. The warrants expire February 17, 2014 and are exercisable at $0.001 per share. WMTN agreed to file a registration statement with the SEC with regard to the shares and shares issuable upon exercise of the warrants within ninety days on a best efforts basis. On June 13, 2011, the warrants were exercised and 1,000,000 shares of WMTN common stock were issued.

WMTN issued 1,000,000 shares of its common stock and a warrant to acquire an additional 1,000,000 shares of WMTN common stock exercisable for $0.001 per share to BOCO in exchange for the $500,000 demand note. On June 13, 2011, the warrant was exercised and 1,000,000 shares of WMTN common stock were issued.

On April 1, 2011, the Company issued a warrant for the purchase of 300,000 shares of common stock of the Company to the Sterling Fund for advisory services.  The warrant has an exercise price of $0.50 and expires in March 31, 2014. The warrant was valued at $117,000 ($0.39 per share) using the Black-Scholes-Merton option valuation model. The warrant may be called by the Company if registered and with a closing price $4.00 or more for five trading days.

On April 7, 2011, the Company signed a Services Agreement (“Logic Agreement”) with Logic International Consulting Group LLC (“Logic”). Under the Logic Agreement, Logic agreed to provide certain advisory services to the Company. The Company issued Logic a warrant dated April 7, 2011 for the purchase of 1,200,000 shares of the Company’s common stock. The Warrant exercise price is $1.00 per share and it expires April 6, 2014. The warrant was valued at $420,000 ($0.35 per share) using the Black-Scholes-Merton option valuation model. The Warrant may be called by the Company if registered and with a closing price $4.00 or more for five trading days.

On August 24, 2011, the Company granted CPP under its Service Agreement a warrant for 250,000 shares at $0.50 per share and 250,000 shares at $0.75 per share. The warrants expire August 23, 2014 and do not have registration rights. The warrants may be called by the Company if it has registered the sale of the underlying shares with the SEC and a closing price of $2.00 or more for the Company’s common stock has been sustained for five trading days. The shares were valued at the measurement date at $92,446 and will be amortized over the life of the service agreement.

On August 24, 2011, the Company granted Logic under the Logic Agreement a warrant for 700,000 shares at $1.00 per share. The warrant expires August 23, 2014 and does not have registration rights. The warrants may be called by the Company if it has registered the sale of the underlying shares with the SEC and a closing price of $4.00 or more for the Company’s common stock has been sustained for five trading days. The shares were valued at the measurement date at $246,313 and will be amortized over the life of the service agreement.

Except as disclosed, all of the above private placements of our securities were conducted under the exemption from registration as provided under Section 4(2) of the Securities Act of 1933.

A summary of the warrants issued as of October 31, 2011 were as follows:

	October 31, 2011
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	1,100,000	$0.001
Issued	10,977,041	0.510
Exercised	(4,656,000)	(0.001)
Forfeited	(1,100,000)	(0.001)
Expired	—	—
Outstanding at end of period	6,321,041	$0.901
Exerciseable at end of period	6,321,041

A summary of the status of the warrants outstanding as of October 31, 2011 is presented below:

	October 31, 2011
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life	Price	Exerciseable	Price
69,000	2.42	$0.001	69,000
550,000	2.42	0.500	550,000
3,611,095	2.42	0.750	3,611,095
1,900,000	2.42	1.000	1,900,000
181,855	2.75	4.250	181,855
9,091	2.95	4.250	9,091
6,321,041		$0.901	6,321,041	$0.901

The significant weighted average assumptions relating to the valuation of the Company’s warrants for the year ended October 31, 2011 were as follows:

Assumptions
Dividend yield	0%
Expected life	3
Expected volatility	143%
Risk free interest rate	2%

At October 31, 2011, vested warrants totaling 6,321,042 shares had an aggregate intrinsic value of $189,631.